Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 661,756	$ 661,171
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	2,276,349	2,090,778
Series 2021-1H, Class D,
3.58%, 10/20/2040 (A)	1,363,329	1,248,810
ACM Auto Trust
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	2,347,666	2,366,428
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D,
2.13%, 03/18/2026	2,750,000	2,676,185
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR,
3-Month Term SOFR + 2.66%,
7.97% (B), 01/19/2035 (A)	2,700,000	2,694,014
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month Term SOFR + 2.35%,
7.67% (B), 04/20/2035 (A)	4,400,000	4,238,608
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month Term SOFR + 1.40%,
6.72% (B), 07/15/2032 (A)	5,200,000	5,200,458
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	1,817,293	1,630,163
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	4,255,000	4,360,653
Series 2024-1A, Class A,
5.36%, 06/20/2030 (A)	6,610,000	6,688,543
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR,
3-Month Term SOFR + 2.51%,
7.83%(B), 12/19/2032 (A)	3,100,000	3,099,975
Battalion CLO XXI Ltd.
Series 2021-21A, Class A,
3-Month Term SOFR + 1.44%,
6.76% (B), 07/15/2034 (A)	3,680,000	3,681,840
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	57,680	56,320
BXG Receivables Note Trust
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	794,041	728,642
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	3,356,573	3,376,361
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,092,245	1,054,978
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,931,119	5,715,885

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CARS-DB5 LP
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	$ 4,098,542	$ 3,638,490
CARS-DB7 LP
Series 2023-1A, Class A1,
5.75%, 09/15/2053 (A)	3,946,667	3,916,166
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,389
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	4,727,000	4,283,113
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	3,375,000	2,998,781
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month Term SOFR + 1.25%,
6.57% (B), 01/17/2033 (A)	3,500,000	3,493,266
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/25/2049 (A)	2,765,000	2,713,945
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,486,950	1,908,441
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	2,759,574	2,188,769
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	3,490,698	2,837,713
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month Term SOFR + 0.77%,
6.11% (B), 01/25/2036	910,240	378,485
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	6,630,000	6,757,962
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	307,606	298,395
Series 2023-1A, Class A,
5.72%, 01/25/2038 (A)	2,764,102	2,807,685
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%,
6.78% (B), 10/20/2034 (A)	6,500,000	6,470,705
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	240,719	239,072
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	995,147	975,092
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month Term SOFR + 0.81%,
6.15% (B), 12/25/2035	614,805	453,207
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	431,848	407,791
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	2,980,632	2,760,125
Series 2021-1WA, Class C,
1.94%, 01/22/2041(A)	2,370,776	2,180,089
Series 2023-2A, Class A,
6.18%, 11/20/2040 (A)	3,857,444	3,949,217

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	$ 724,316	$ 699,208
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	4,417,827	4,390,499
Octagon 54 Ltd.
Series 2021-1A, Class A1,
3-Month Term SOFR + 1.38%, 6.70% (B), 07/15/2034 (A)	2,750,000	2,748,108
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	77,416	75,549
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	212,283	206,854
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	185,873	180,664
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	185,872	179,796
Pikes Peak CLO 4
Series 2019-4A, Class AR,
3-Month Term SOFR + 1.46%, 6.78% (B), 07/15/2034 (A)	4,395,000	4,397,650
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	416,202	411,899
Series 2021-1, Class D,
1.13%, 11/16/2026	5,639,482	5,508,577
Series 2021-2, Class D,
1.35%, 07/15/2027	6,874,000	6,647,357
Series 2021-4, Class C,
1.26%, 02/16/2027	7,383,727	7,245,992
Series 2022-2, Class A3,
2.98%, 10/15/2026	1,143,068	1,138,137
Series 2023-5, Class A2,
6.31%, 07/15/2027	4,775,493	4,800,680
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	195,935	194,746
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	273,847	269,767
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	277,849	270,446
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	138,886	132,851
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	674,451	647,950
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	1,352,821	1,279,675
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	937,622	880,173
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	3,552,211	3,562,893
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	2,425,537	2,463,856
Series 2023-3A, Class A,
6.10%, 09/20/2040 (A)	5,409,861	5,538,286
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month Term SOFR + 1.24%, 6.57% (B), 07/25/2030 (A)	3,139,725	3,136,934

	Principal	Value
ASSET-BACKED SECURITIES (continued)
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	$ 1,027,969	$ 982,601
Sunnova Helios V Issuer LLC
Series 2021-A, Class A,
1.80%, 02/20/2048 (A)	2,221,130	1,936,251
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	4,500,000	4,454,708
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	5,085,000	4,729,888
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month Term SOFR + 1.42%,
6.74% (B), 07/30/2032 (A)	5,600,000	5,610,808
Venture 43 CLO Ltd.
Series 2021-43A, Class A1,
3-Month Term SOFR + 1.50%,
6.82% (B), 04/15/2034 (A)	1,100,000	1,098,338
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	2,340,184	2,340,040
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	201,361	197,832
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	437,275	419,167
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month Term SOFR + 1.81%, 7.13% (B), 07/20/2029 (A)	3,815,000	3,802,239
Series 2016-2A, Class A2R,
3-Month Term SOFR + 1.84%, 7.16% (B), 10/20/2028 (A)	4,975,000	4,974,876
Series 2017-2A, Class A2R,
3-Month Term SOFR + 1.88%, 7.20% (B), 10/20/2029 (A)	4,000,000	3,999,320
Series 2022-1A, Class C,
3-Month Term SOFR + 2.85%, 8.16% (B), 04/15/2034 (A)	2,500,000	2,490,105

Total Asset-Backed Securities (Cost $204,957,109)		201,277,430

CORPORATE DEBT SECURITIES - 40.6%
Aerospace & Defense - 1.0%
Boeing Co.
5.15%, 05/01/2030	6,852,000	6,859,310
5.93%, 05/01/2060	5,829,000	5,812,669
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,343,000	2,462,793
HEICO Corp.
5.35%, 08/01/2033	5,374,000	5,455,037

		20,589,809

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,172,000	1,912,861

Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,368,000	2,278,031

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$ 5,353,000	$ 5,137,288
6.95%, 06/10/2026	5,279,000	5,416,632
General Motors Co.
6.25%, 10/02/2043	3,357,000	3,437,502
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,119,000	4,329,543
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (C)	2,792,000	2,996,243
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,690,000	2,387,653

		25,982,892

Banks - 6.3%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,699,000	3,136,959
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	10,870,000	10,925,043
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	2,455,000	2,499,153
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	8,466,000	8,740,774
Fixed until 12/15/2029 (D), 9.63% (B)	5,051,000	5,209,763
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,265,000	3,970,404
BNP Paribas SA
Fixed until 11/17/2027(D), 9.25% (A) (B) (C)	7,014,000	7,471,243
BPCE SA
4.50%, 03/15/2025 (A)	4,920,000	4,842,490
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	4,081,000	4,235,422
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	3,738,000	3,810,818
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	1,013,000	1,054,000
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	6,934,000	5,798,248
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	5,307,000	5,561,046
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	10,755,000	11,782,566
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	5,560,000	5,648,069
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	8,798,000	8,942,178

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	$ 3,992,000	$ 4,042,774
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	2,015,000	2,054,718
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	3,144,000	3,388,565
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035 (C)	915,000	937,871
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	3,426,000	3,578,735
Societe Generale SA
Fixed until 11/14/2028 (D), 10.00% (A) (B)	4,190,000	4,470,018
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	3,682,000	3,582,711
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	2,124,000	2,208,159
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	1,908,000	2,059,742
UBS Group AG
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	1,205,000	1,479,756
Fixed until 11/13/2028 (D), 9.25% (A) (B)	4,331,000	4,632,979
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	3,419,000	3,524,345
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	5,925,000	6,040,780

		135,629,329

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	3,416,000	3,447,754
Constellation Brands, Inc.
3.15%, 08/01/2029	1,656,000	1,527,714
3.70%, 12/06/2026	950,000	924,577
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,225,000	4,755,740

		10,655,785

Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	2,366,000	1,709,735
5.60%, 03/02/2043	2,632,000	2,703,591
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,678,000	3,450,510
Royalty Pharma PLC
2.20%, 09/02/2030	4,662,000	3,908,024

		11,771,860

Building Products - 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	823,598
Carrier Global Corp.
5.90%, 03/15/2034 (A)	2,041,000	2,178,497
Lowe’s Cos., Inc.
3.75%, 04/01/2032	5,845,000	5,436,951

		8,439,046

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	$ 7,172,000	$ 7,423,466
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,417,000	3,149,298

		10,572,764

Chemicals - 0.6%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	678,000	446,796
Celanese US Holdings LLC
6.70%, 11/15/2033	2,698,000	2,898,932
FMC Corp.
5.65%, 05/18/2033 (C)	1,983,000	1,970,491
Mosaic Co.
4.05%, 11/15/2027	1,703,000	1,663,507
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	1,315,000	1,304,448
Nutrien Ltd.
4.20%, 04/01/2029	3,621,000	3,543,235

		11,827,409

Commercial Services & Supplies - 1.6%
ADT Security Corp.
4.13%, 08/01/2029 (A)	4,294,000	3,962,525
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,493,000	1,479,437
5.80%, 04/15/2034 (A)	1,168,000	1,174,967
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,789,000	1,717,301
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	5,370,000	5,577,827
General Electric Co.
4.50%, 03/11/2044	4,559,000	4,220,180
GXO Logistics, Inc.
2.65%, 07/15/2031	6,391,000	5,274,467
Quanta Services, Inc.
2.90%, 10/01/2030	2,519,000	2,208,184
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,008,000	2,734,362
5.38%, 07/15/2024 (A)	1,408,000	1,402,720
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	6,622,000	5,375,250

		35,127,220

Communications Equipment - 0.2%
CommScope, Inc.
4.75%, 09/01/2029 (A)	5,544,000	3,685,474

Construction & Engineering - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,402,900
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,144,352
6.75%, 06/01/2027	2,138,000	2,154,270
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,561,000	2,310,022
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	1,817,000

		10,828,544

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	$ 3,236,000	$ 3,098,983
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	981,231

		4,080,214

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (B), 02/01/2030	4,216,000	4,253,022

Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	7,052,000	5,708,614
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,852,409
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,714,709
Sysco Corp.
5.95%, 04/01/2030	3,470,000	3,685,190

		16,960,922

Containers & Packaging - 0.8%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A) (C)	3,042,000	3,026,810
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	2,309,000	2,335,937
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	6,696,000	6,244,020
Sonoco Products Co.
2.25%, 02/01/2027	2,673,000	2,479,345
WRKCo, Inc.
3.90%, 06/01/2028	3,935,000	3,777,361

		17,863,473

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,980,000	2,064,262

Diversified REITs - 1.2%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,149,000	2,473,260
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,906,000	2,645,906
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,170,000	2,958,226
SBA Tower Trust
1.63%, 05/15/2051 (A)	2,000,000	1,791,015
2.84%, 01/15/2050 (A)	6,998,000	6,776,706
VICI Properties LP
4.95%, 02/15/2030	4,687,000	4,547,606
Weyerhaeuser Co.
4.00%, 04/15/2030	4,037,000	3,845,799

		25,038,518

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	4,291,000	3,520,308
1.75%, 01/20/2031	3,603,000	2,941,706
4.13%, 03/16/2027	2,631,000	2,586,540

		9,048,554

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.9%
Black Hills Corp.
3.15%, 01/15/2027	$ 2,312,000	$ 2,198,012
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,492,000	5,166,042
Duke Energy Corp.
5.00%, 12/08/2027	1,387,000	1,401,177
EDP Finance BV
3.63%, 07/15/2024 (A)	5,753,000	5,692,708
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.38%, 12/30/2030 (E)	1,685,000	1,318,846
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,141,164
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,417,000	2,002,032

		18,919,981

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
2.95%, 02/15/2032	3,423,000	2,892,795
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,564,000	3,543,579
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	182,706
4.38%, 02/15/2030 (A)	2,676,000	2,466,576
Trimble, Inc.
6.10%, 03/15/2033	4,744,000	4,986,063

		14,071,719

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,142,000	2,077,025

Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,413,000	4,334,052
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,367,000	2,209,353
3.50%, 11/01/2027 (A)	1,857,000	1,728,425
5.50%, 12/15/2024 (A)	6,174,000	6,155,153
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	4,174,000	4,044,545
5.50%, 01/15/2026 (A)	5,721,000	5,686,710
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	4,878,400	4,289,171
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,666,795

		33,114,204

Food Products - 0.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,509,000	2,383,363
2.75%, 05/14/2031	4,042,000	3,500,947
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,886,000	1,915,621
J M Smucker Co.
6.50%, 11/15/2043	1,931,000	2,148,038
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	625,420
5.50%, 12/15/2029 (A)	2,687,000	2,597,361
5.63%, 01/15/2028 (A)	800,000	787,245

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Viterra Finance BV
4.90%, 04/21/2027 (A)	$ 5,125,000	$ 5,077,546

		19,035,541

Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,654,000	2,510,820
5.75%, 12/06/2052 (A)	739,000	782,250
Boston Scientific Corp.
4.70%, 03/01/2049	652,000	614,791
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	2,151,000	2,261,386
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,340,868
5.25%, 10/01/2029 (A) (C)	489,000	454,915
Stryker Corp.
1.95%, 06/15/2030	2,850,000	2,426,286

		10,391,316

Health Care Providers & Services - 1.9%
Centene Corp.
3.00%, 10/15/2030	1,444,000	1,249,753
3.38%, 02/15/2030	5,337,000	4,773,938
4.25%, 12/15/2027	1,290,000	1,240,620
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	1,839,000	1,634,374
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,594,760
8.00%, 03/15/2026 (A) (C)	210,000	208,514
Cigna Group
2.40%, 03/15/2030	3,738,000	3,262,420
CVS Health Corp.
4.78%, 03/25/2038	2,875,000	2,697,264
5.25%, 01/30/2031	1,910,000	1,940,978
Elevance Health, Inc.
2.25%, 05/15/2030	2,615,000	2,255,616
5.13%, 02/15/2053	3,180,000	3,113,871
HCA, Inc.
4.13%, 06/15/2029	3,238,000	3,087,510
7.50%, 11/06/2033	3,036,000	3,419,635
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,090,000	1,894,883
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,718,000	1,610,032
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,450,515
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,685,000	3,690,496

		40,125,179

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	2,583,000	2,125,005

Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	820,134
Boyne USA, Inc.
4.75%, 05/15/2029 (A) (C)	999,000	910,935
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,723,068
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,685,000	1,642,550

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC
6.50%, 02/15/2025 (A)	$ 1,997,000	$ 2,004,850
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	699,000	704,955
7.25%, 11/15/2029 (A)	796,000	817,404
Marriott International, Inc.
2.75%, 10/15/2033	2,942,000	2,422,019
5.75%, 05/01/2025	360,000	362,639
MGM Resorts International
4.75%, 10/15/2028 (C)	1,627,000	1,541,608
5.75%, 06/15/2025 (C)	1,789,000	1,790,036
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	2,716,000	2,649,797
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	1,364,000	1,346,805
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	4,525,000	4,381,965
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	3,527,000	3,119,581

		28,238,346

Household Durables - 0.2%
Mohawk Industries, Inc.
5.85%, 09/18/2028	3,779,000	3,914,767

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,168,000	5,380,841
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	528,755
3.63%, 02/15/2031 (A)	854,000	731,856

		6,641,452

Industrial Conglomerates - 0.3%
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	3,894,000	3,868,689
Veralto Corp.
5.45%, 09/18/2033 (A)	3,133,000	3,207,688

		7,076,377

Insurance - 1.5%
AXA SA
8.60%, 12/15/2030	5,171,000	6,190,269
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	7,890,000	7,870,275
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	5,254,000	5,202,217
Equitable Holdings, Inc.
5.59%, 01/11/2033	4,948,000	5,074,895
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	5,375,000	5,966,406
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,400,000	2,428,200

		32,732,262

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,427,572

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc.
4.80%, 05/15/2030	$ 3,145,000	$ 3,200,498
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,678,480

		7,306,550

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	282,000	246,844
3.80%, 02/15/2028	2,171,000	2,082,147

		2,328,991

Machinery - 0.3%
CNH Industrial Capital LLC
4.55%, 04/10/2028	3,800,000	3,765,931
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,681,000	3,244,630

		7,010,561

Marine Transportation - 0.1%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,044,009	2,858,645

Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	6,317,000	5,041,941
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A) (C)	1,392,000	1,156,168
Comcast Corp.
4.15%, 10/15/2028	5,152,000	5,074,002
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,760,902
Paramount Global
4.20%, 05/19/2032 (C)	1,987,000	1,766,342
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,501,800
5.50%, 05/15/2029 (A)	5,224,000	5,024,853

		22,326,008

Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,080,000	4,275,480
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,365,000	3,685,974
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	220,960
3.88%, 08/15/2031 (A)	236,000	204,944

		8,387,358

Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	7,452,000	6,897,822

Office REITs - 0.3%
Corporate Office Properties LP
2.25%, 03/15/2026	2,132,000	2,002,862
Highwoods Realty LP
4.13%, 03/15/2028	2,482,000	2,316,363
7.65%, 02/01/2034 (C)	1,462,000	1,607,579

		5,926,804

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
7.88%, 05/15/2026 (A)	$ 2,739,000	$ 2,808,127
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,475,000	4,898,270
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,632,000	5,102,418
4.50%, 10/01/2029	3,372,000	3,218,082
Chevron USA, Inc.
3.25%, 10/15/2029	2,186,000	2,072,431
Energy Transfer LP
6.00%, 06/15/2048	5,673,000	5,702,896
EnLink Midstream Partners LP
5.05%, 04/01/2045	3,754,000	3,050,991
Exxon Mobil Corp.
3.04%, 03/01/2026	3,001,000	2,917,179
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,010,558
5.75%, 10/01/2025	950,000	947,625
6.00%, 06/01/2026	350,000	349,195
Occidental Petroleum Corp.
5.55%, 03/15/2026	8,761,000	8,820,125
ONEOK Partners LP
4.90%, 03/15/2025	1,398,000	1,391,604
ONEOK, Inc.
6.10%, 11/15/2032	4,251,000	4,475,331
Ovintiv, Inc.
6.25%, 07/15/2033	2,869,000	2,986,835
Petroleos Mexicanos
6.50%, 01/23/2029	3,507,000	3,113,604
6.84%, 01/23/2030 (C)	2,838,000	2,437,205
6.88%, 10/16/2025	2,440,000	2,421,203
7.69%, 01/23/2050	1,593,000	1,113,594
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,109,000	1,939,463
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	3,240,000	3,393,648
Southwestern Energy Co.
5.38%, 03/15/2030	1,712,000	1,655,643
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,777,000	1,601,646
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,174,000	4,425,649
Western Midstream Operating LP
6.15%, 04/01/2033	3,428,000	3,544,621
YPF SA
9.50%, 01/17/2031 (A) (C)	1,063,000	1,062,256

		78,460,199

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,719,121	1,518,301
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	2,041,000	2,026,733
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,572,000	2,530,468
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,408,790	1,353,829

		7,429,331

Personal Care Products - 0.3%
Kenvue, Inc.
5.00%, 03/22/2030	5,247,000	5,372,089

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.7%
AbbVie, Inc.
3.20%, 05/14/2026	$ 2,048,000	$ 1,987,419
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	406,426
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,559,116
6.25%, 02/15/2029 (A)	520,000	222,486
7.00%, 01/15/2028 (A)	617,000	268,395
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,959,000	1,856,555
Bristol-Myers Squibb Co.
6.40%, 11/15/2063	636,000	729,524
Merck & Co., Inc.
5.00%, 05/17/2053	3,721,000	3,724,364
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,181,000	3,162,143
Viatris, Inc.
2.30%, 06/22/2027	1,463,000	1,332,254

		15,248,682

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	3,518,000	3,439,827
5.10%, 12/15/2027	2,876,000	2,899,625
Gartner, Inc.
4.50%, 07/01/2028 (A)	2,878,000	2,750,490

		9,089,942

Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,595,000	4,641,596
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,975,000	1,812,260

		6,453,856

Retail REITs - 0.3%
Realty Income Corp.
4.90%, 07/15/2033	2,943,000	2,879,304
Simon Property Group LP
6.25%, 01/15/2034 (C)	2,740,000	2,962,112

		5,841,416

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	4,082,000	3,902,248
Broadcom, Inc.
3.14%, 11/15/2035 (A)	5,222,000	4,287,540
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,889,000	5,028,893
KLA Corp.
4.10%, 03/15/2029	3,082,000	3,047,781
Microchip Technology, Inc.
0.98%, 09/01/2024	2,999,000	2,919,146
Micron Technology, Inc.
5.30%, 01/15/2031	4,413,000	4,457,007
QUALCOMM, Inc.
3.25%, 05/20/2050 (C)	1,760,000	1,348,849
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,676,000	1,561,073
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	6,595,000	5,362,046

		31,914,583

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 583,000	$ 521,052
Fiserv, Inc.
5.45%, 03/02/2028	4,012,000	4,113,976
Infor, Inc.
1.75%, 07/15/2025 (A)	2,914,000	2,758,450
Intuit, Inc.
5.50%, 09/15/2053	1,467,000	1,560,454
Oracle Corp.
3.65%, 03/25/2041	2,973,000	2,359,791
6.90%, 11/09/2052	3,383,000	3,961,686
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,584,000	1,011,953
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	4,530,000	4,443,657
Workday, Inc.
3.50%, 04/01/2027	4,283,000	4,146,241

		24,877,260

Specialized REITs - 0.4%
Extra Space Storage LP
5.90%, 01/15/2031	5,114,000	5,313,629
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	4,238,000	4,110,286

		9,423,915

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	920,000	939,900
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	695,000	655,233
5.13%, 04/15/2029 (A)	2,004,000	1,886,161
5.25%, 10/01/2030 (A)	2,183,000	2,003,199

		5,484,493

Tobacco - 0.4%
BAT Capital Corp.
6.42%, 08/02/2033 (C)	4,725,000	4,950,996
Philip Morris International, Inc.
5.63%, 11/17/2029	3,088,000	3,219,698

		8,170,694

Wireless Telecommunication Services - 0.6%
Axian Telecom
7.38%, 02/16/2027 (A)	682,000	642,069
T-Mobile USA, Inc.
3.50%, 04/15/2031	3,482,000	3,171,811
3.88%, 04/15/2030	1,749,000	1,652,810
5.15%, 04/15/2034	4,380,000	4,406,807
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,240,568

		12,114,065

Total Corporate Debt Securities (Cost $891,146,657)		867,718,396

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	1,792,000	1,433,609

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d’Ivoire - 0.1%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	$ 1,640,000	$ 1,629,340

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	696,933
5.50%, 01/27/2025 (E)	1,122,000	1,116,354

		1,813,287

Ecuador - 0.0% (F)
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	40,139
2.50% (G), 07/31/2040 (A)	435,840	160,716
3.50% (G), 07/31/2035 (A)	950,976	389,560

		590,415

Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,471,032

Total Foreign Government Obligations (Cost $8,958,779)		7,937,683

LOAN ASSIGNMENT - 0.1%
Commercial Services & Supplies - 0.1%
Spin Holdco, Inc.
Term Loan,
3-Month Term SOFR + 4.00%,
9.62% (B), 03/04/2028	3,195,000	2,845,147

Total Loan Assignment (Cost $3,180,317)		2,845,147

MORTGAGE-BACKED SECURITIES - 8.0%
20 Times Square Trust
Series 2018-20TS, Class C,
3.20% (B), 05/15/2035 (A)	2,550,000	2,156,141
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month Term SOFR + 2.42%,
7.76% (B), 09/15/2034 (A)	4,630,000	4,231,821
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month Term SOFR + 0.53%,
5.87% (B), 05/25/2035	404,861	360,255
Series 2005-14, Class 4A1,
1-Month Term SOFR + 0.55%,
5.89% (B), 05/25/2035	609,473	552,427
Series 2006-OC1, Class 2A3A,
1-Month Term SOFR + 0.75%,
6.09% (B), 03/25/2036	783,808	720,296
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.24%,
5.58% (B), 03/25/2047	245,914	214,677
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,148,935
Series 2019-BPR, Class CNM,
3.84% (B), 11/05/2032 (A)	3,970,000	2,955,894

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month Term SOFR + 0.29%,
5.63% (B), 04/25/2037	$ 168,173	$ 136,425
BBCMS Mortgage Trust
Series 2018-TALL, Class C,
1-Month Term SOFR + 1.32%,
6.65% (B), 03/15/2037 (A)	7,065,000	6,183,672
Series 2018-TALL, Class E,
1-Month Term SOFR + 2.63%,
7.97% (B), 03/15/2037 (A)	850,000	637,500
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%,
6.90% (B), 10/15/2036 (A)	2,919,750	2,908,587
BXP Trust
Series 2017-CQHP, Class D,
1-Month Term SOFR + 2.05%,
7.38% (B), 11/15/2034 (A)	1,825,000	1,433,529
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month Term SOFR + 0.38%,
5.72% (B), 04/25/2035	77,711	70,096
Series 2006-3, Class 3A1,
1-Month Term SOFR + 0.61%,
5.95% (B), 02/25/2036	1,417,538	1,203,560
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	5,035,613	4,410,925
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	32,919	31,325
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	197,237	184,635
COLT Mortgage Loan Trust
Series 2024-1, Class A1,
5.84% (B), 02/25/2069 (A)	7,250,000	7,249,910
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month Term SOFR + 1.35%,
6.68% (B), 12/15/2031 (A)	2,295,200	2,203,383
CSMC Trust
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	9,930,554	8,817,691
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	5,383,387	4,442,980
Series 2021-RPL3, Class A1,
2.00%(B), 01/25/2060 (A)	2,118,003	1,831,932
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	3,664,653	3,226,972
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
4.10% (B), 12/10/2036 (A)	7,902,000	7,680,452
GCAT Trust
Series 2024-NQM1, Class A1,
6.01% (B), 01/25/2059 (A)	3,000,000	3,003,219
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.95%,
7.28% (B), 12/15/2036 (A)	5,107,000	5,087,849

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	$ 5,111,997	$ 4,953,088
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	709,916
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month Term SOFR + 0.24%,
5.58% (B), 05/25/2037	141,878	64,914
ILPT Trust
Series 2019-SURF, Class C,
4.44% (B), 02/11/2041 (A)	1,930,000	1,635,389
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.32% (B), 08/25/2037	569,920	401,366
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	5,000,000	4,840,826
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	1,720,602
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
4.52% (B), 03/25/2036	712,697	425,761
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	350,891	341,215
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	3,291,972	2,919,375
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	3,537,651	3,400,898
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	272,675	257,482
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,041,411	985,514
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	4,804,625	4,542,451
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	463,214	437,831
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	298,548	289,083
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,516,551	2,406,491
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,183,876	1,137,419
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	3,525,380	3,296,590
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,109,542	3,792,293
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	4,633,122	4,327,951
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	3,314,987	3,095,509
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	2,684,124	2,556,869
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	5,349,462	5,378,668
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month Term SOFR + 0.65%,
5.99% (B), 02/25/2046	2,263,418	992,529
Series 2007-QH5, Class AI1,
1-Month Term SOFR + 0.53%,
5.87% (B), 06/25/2037	109,538	80,712

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	$ 1,286,599	$ 1,163,102
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	39,089	38,876
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	123,342	121,362
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,460,422	1,400,405
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	6,777,742	6,496,169
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,182,928	1,145,432
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,920,129	2,725,503
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	762,926	740,663
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	6,082,451	5,818,952
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	1,367,832	1,289,274
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	9,797,145	8,684,034
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	3,898,920	3,640,361
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	7,748,127	7,353,379

Total Mortgage-Backed Securities (Cost $185,854,900)		171,693,342

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.,
Interest Only STRIPS
5.00%, 08/01/2035	330,808	48,331
Federal National Mortgage Association
4.50%, 08/01/2052	7,229,307	6,995,082
5.00%, 03/01/2053 - 04/01/2053	21,312,264	21,086,780
5.50%, 03/01/2053	7,863,300	7,896,565
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2054 (H)	60,679,000	48,959,053
2.50%, 02/01/2054 (H)	24,255,000	20,450,840
5.50%, 02/01/2054 (H)	41,202,000	41,353,039

Total U.S. Government Agency Obligations (Cost $146,956,038)		146,789,690

U.S. GOVERNMENT OBLIGATIONS - 33.1%
U.S. Treasury - 32.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	55,968,000	29,088,056
2.00%, 02/15/2050	4,323,000	2,755,912
2.25%, 05/15/2041 - 08/15/2046	41,069,000	30,134,226
2.38%, 02/15/2042	57,252,000	43,243,151
2.50%, 05/15/2046	9,450,000	6,932,830
2.75%, 08/15/2042 - 11/15/2047	67,838,000	53,322,773
2.88%, 11/15/2046	5,220,000	4,094,437
3.00%, 08/15/2048	5,566,000	4,422,144
3.25%, 05/15/2042	2,636,000	2,277,051
3.50%, 02/15/2039	3,058,000	2,851,704
3.63%, 05/15/2053	6,734,000	6,041,661
3.88%, 02/15/2043	9,253,000	8,694,928
4.13%, 08/15/2053	3,704,000	3,636,286
4.25%, 05/15/2039	5,468,000	5,545,962
4.75%, 11/15/2053	25,171,000	27,432,457

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	$ 66,326,000	$ 20,237,518
U.S. Treasury Notes
1.13%, 02/15/2031	27,810,600	23,189,260
1.25%, 08/15/2031	1,499,000	1,239,544
1.38%, 11/15/2031	30,795,000	25,540,603
1.50%, 02/15/2030	23,365,000	20,358,582
1.63%, 02/15/2026 - 05/15/2031	18,284,000	16,619,351
1.88%, 02/15/2032	1,063,400	912,572
2.13%, 03/31/2024	4,237,000	4,214,987
2.25%, 10/31/2024	1,109,000	1,087,600
2.75%, 05/15/2025 - 08/15/2032	22,279,500	21,210,833
2.88%, 05/15/2028 - 05/15/2032	40,834,000	38,845,499
3.38%, 05/15/2033	33,027,300	31,530,750
3.50%, 01/31/2028 - 02/15/2033	23,968,300	23,195,962
3.75%, 12/31/2028 - 12/31/2030	19,843,000	19,670,981
3.88%, 11/30/2027 - 08/15/2033	33,736,700	33,557,514
4.00%, 01/31/2029	10,381,000	10,436,960
4.13%, 01/31/2025 - 11/15/2032	24,951,200	25,211,219
4.25%, 12/31/2025 - 01/31/2026	20,018,000	20,023,795
4.38%, 08/31/2028 - 11/30/2028	33,907,000	34,611,987
4.50%, 11/15/2033	48,650,000	50,740,430
4.63%, 11/15/2026	10,053,000	10,203,795
4.75%, 11/15/2043	22,489,000	23,757,520
4.88%, 11/30/2025	5,782,000	5,841,627

		692,712,467

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	14,335,069	9,213,361
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,721,270	5,205,070

		14,418,431

Total U.S. Government Obligations (Cost $751,136,287)		707,130,898

COMMERCIAL PAPER - 1.8%
Banks - 0.8%
DNB Bank ASA
5.86% (I), 04/23/2024 (A)	1,400,000	1,383,019
Korea Development Bank
5.47% (I), 07/08/2024	6,700,000	6,547,274
Macquarie Bank Ltd.
5.86% (I), 02/12/2024 (A)	8,300,000	8,285,103

		16,215,396

Financial Services - 0.4%
Britannia Funding Co. LLC
5.90% (I), 02/07/2024 (A)	500,000	499,481
LMA-Americas LLC
5.82% (I), 02/16/2024 (A)	6,687,000	6,671,024
Ridgefield Funding Co. LLC
5.82% (I), 02/06/2024 (A)	1,200,000	1,198,934

		8,369,439

Health Care Providers & Services - 0.5%
Columbia Funding Co. LLC
5.84% (I), 03/05/2024 (A)	11,000,000	10,944,212

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.41%(I), 07/16/2024 (A)	$ 2,000,000	$ 1,950,256

Total Commercial Paper (Cost $37,479,076)		37,479,303

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.3%
U.S. Cash Management Bills
5.39%(I), 03/14/2024	2,025,000	2,022,966
5.40%(I), 02/01/2024 - 03/14/2024	5,449,000	5,431,056
5.44%(I), 02/01/2024	12,514,000	12,514,000
U.S. Treasury Bills
5.31%(I), 03/26/2024	7,726,000	7,665,100
5.33%(I), 03/26/2024 - 04/18/2024	20,590,000	20,391,737
5.34%(I), 05/02/2024	15,048,000	14,850,145
5.37%(I), 03/05/2024	29,173,000	29,032,785

Total Short-Term U.S. Government Obligations (Cost $91,910,333)		91,907,789

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (I)	21,529,580	21,529,580

Total Other Investment Company (Cost $21,529,580)		21,529,580

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 2.50% (I), dated 01/31/2024, to be repurchased at $38,443,012 on 02/01/2024. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 06/30/2026 - 07/15/2026, and with a total value of $39,206,463.	$ 38,437,673	38,437,673
Total Repurchase Agreement (Cost $38,437,673)		38,437,673

Total Investments (Cost $2,381,546,749)		2,294,746,931
Net Other Assets (Liabilities) - (7.4)%		(157,461,088)

Net Assets - 100.0%		$ 2,137,285,843

Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$201,277,430	$—	$201,277,430
Corporate Debt Securities	—	867,718,396	—	867,718,396
Foreign Government Obligations	—	7,937,683	—	7,937,683
Loan Assignment	—	2,845,147	—	2,845,147
Mortgage-Backed Securities	—	171,693,342	—	171,693,342
U.S. Government Agency Obligations	—	146,789,690	—	146,789,690
U.S. Government Obligations	—	707,130,898	—	707,130,898
Commercial Paper	—	37,479,303	—	37,479,303
Short-Term U.S. Government Obligations	—	91,907,789	—	91,907,789
Other Investment Company	21,529,580	—	—	21,529,580
Repurchase Agreement	—	38,437,673	—	38,437,673

Total Investments	$21,529,580	$2,273,217,351	$—	$2,294,746,931

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $696,397,789, representing 32.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,482,411, collateralized by cash collateral of $21,529,580 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $404,320. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the total value of Regulation S securities is $10,305,475, representing 0.5% of the Fund’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2024; the maturity dates disclosed are the ultimate maturity dates.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at January 31, 2024.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 14